LEASES (Table)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows:
Year
Ended
December
31, 2020
Cash payments for operating leases	$245

Schedule of Future Lease Payments
Future lease payments under operating leases as of December 31, 2020 were as follows:

Operating
Leases

2021	$262
2022	121
2023	24
Total future lease payments	407
Less imputed interest	(18)
Total lease liability balance	$389